Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Scheduled Future Payments on Term Loan

The Company’s scheduled future payments on the Term Loan at December 31, 2013 are as follows (in thousands):

Year Ending December 31,
2015	$6,827
2016	6,827
2017	4,118

Total future payments	17,772
Less: amount representing interest	(2,772)

Total principal amount	15,000
Less: unamortized debt discount	(358)

Carrying value of long-term debt	14,642
Less: current portion	(5,493)

Long-term portion	$9,149